UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2007 (Unaudited)

	SHARES	MARKET VALUE

COMMON STOCKS (96.53%)
CONSUMER DISCRETIONARY (10.08%)
Auto Components (0.63%)
Magna International, Inc., Class A	76,775	$7,394,200
Visteon Corp. (a)	298,075	1,535,086
		8,929,286
Diversified Consumer Services (0.20%)
H&R Block, Inc.	135,000	2,859,300

Hotels, Restaurants & Leisure (1.61%)
Carnival Corp.	50,325	2,437,240
Las Vegas Sands Corp. (a)	63,490	8,470,836
McDonald’s Corp.	217,300	11,836,331
		22,744,407
Household Durables (1.31%)
Centex Corp.	222,150	5,902,525
Pulte Homes, Inc.	431,670	5,875,029
Whirlpool Corp.	76,825	6,845,108
		18,622,662
Internet & Catalog Retail (1.27%)
Amazon.com, Inc. (a)	192,780	17,957,457

Media (2.36%)
Comcast Corp., Class A (a)	418,000	10,015,280
Liberty Media Corp., Capital Series A (a)	45,804	5,717,713
Time Warner, Inc.	582,000	10,685,520
XM Satellite Radio Holdings, Inc., Class A (a)	496,550	7,036,114
		33,454,627
Specialty Retail (2.70%)
Chico’s FAS, Inc. (a)	16,150	226,908
The Gap, Inc.	502,000	9,256,880
Home Depot, Inc.	230,175	7,466,877
Office Depot, Inc. (a)	262,000	5,402,440
Staples, Inc.	344,150	7,395,783
TJX Companies, Inc.	294,200	8,552,394
		38,301,282
CONSUMER STAPLES (3.78%)
Beverages (0.87%)
The Coca-Cola Co.	214,700	12,338,809

Food & Staples Retailing (2.18%)
CVS Caremark Corp.	156,200	6,190,206
Walgreen Co.	51,900	2,451,756
Wal-Mart Stores, Inc.	510,475	22,282,234
		30,924,196
Food Products (0.73%)
Kraft Foods, Inc.	174,575	6,024,583
Sara Lee Corp.	120,296	2,007,740
Smithfield Foods, Inc. (a)	14,475	455,962
Tyson Foods, Inc., Class A	102,150	1,823,378
		10,311,663

ENERGY (9.07%)
Energy Equipment & Services (2.67%)
National Oilwell Varco, Inc. (a)	26,600	$3,843,700
Schlumberger Ltd.	323,430	33,960,150
		37,803,850
Oil, Gas & Consumable Fuels (6.40%)
Arch Coal, Inc.	352,750	11,901,785
BP PLC (b)	88,200	6,116,670
Cameco Corp.	67,150	3,105,016
Chevron Corp.	120,000	11,229,600
ConocoPhillips	140,000	12,287,800
Consol Energy, Inc.	332,200	15,480,520
Devon Energy Corp.	113,000	9,401,600
Exxon Mobil Corp.	119,500	11,060,920
Massey Energy Co.	181,825	3,967,421
Transocean, Inc. (a)	54,300	6,138,615
		90,689,947
FINANCIALS (21.57%)
Capital Markets (2.16%)
Lehman Brothers Holdings, Inc.	96,600	5,963,118
Merrill Lynch & Co., Inc.	138,000	9,836,640
Morgan Stanley	236,075	14,872,725
		30,672,483
Commercial Banks (1.25%)
Comerica, Inc.	93,825	4,811,346
Commerce Bancorp, Inc.	332,210	12,883,104
		17,694,450
Consumer Finance (0.76%)
Capital One Financial Corp.	103,200	6,855,576
Discover Financial Services LLC (a)	188,537	3,921,570
		10,777,146
Diversified Financial Services (4.69%)
Bank of America Corp.	397,075	19,960,960
Citigroup, Inc.	705,975	32,947,853
IntercontinentalExchange, Inc. (a)	31,490	4,783,331
JPMorgan Chase & Co.	191,000	8,751,620
		66,443,764
Insurance (6.15%)
The Allstate Corp.	182,500	10,437,175
American International Group, Inc.	196,750	13,310,137
Fidelity National Financial, Inc.	252,825	4,419,381
First American Corp.	110,375	4,041,932
Genworth Financial, Inc., Class A	211,000	6,484,030
MBIA, Inc.	42,475	2,593,099
MetLife, Inc.	89,475	6,239,092
The Progressive Corp.	641,370	12,448,992
RenaissanceRe Holdings Ltd.	52,525	3,435,660
Torchmark Corp.	166,300	10,363,816
Unum Group	61,050	1,493,894
XL Capital Ltd., Class A	149,025	11,802,780
		87,069,988
Real Estate Investment Trusts (1.36%)
Annaly Capital Management, Inc.	1,073,525	17,101,253
iStar Financial, Inc.	31,400	1,067,286
Redwood Trust, Inc.	31,800	1,056,396
		19,224,935

Thrifts & Mortgage Finance (5.20%)
Countrywide Financial Corp.	723,230	$13,748,602
Fannie Mae	409,591	24,907,229
Freddie Mac	378,200	22,317,582
Radian Group, Inc.	248,425	5,783,334
Washington Mutual, Inc.	196,650	6,943,712
		73,700,459
HEALTH CARE (12.28%)
Biotechnology (2.08%)
Amgen, Inc. (a)	82,350	4,658,540
Cephalon, Inc. (a)	82,600	6,034,756
Genentech, Inc. (a)	114,600	8,941,092
Genzyme Corp. (a)	159,170	9,862,173
		29,496,561
Health Care Equipment & Supplies (3.11%)
Baxter International, Inc.	181,900	10,237,332
Becton Dickinson & Co.	37,400	3,068,670
Boston Scientific Corp. (a)	166,925	2,328,604
Covidien Ltd. (a)	286,400	11,885,600
St. Jude Medical, Inc. (a)	99,500	4,384,965
Stryker Corp.	87,700	6,030,252
Varian Medical Systems, Inc. (a)	145,700	6,103,373
		44,038,796
Health Care Providers & Services (1.66%)
AmerisourceBergen Corp.	104,625	4,742,651
Express Scripts, Inc. (a)	110,400	6,162,528
Omnicare, Inc.	201,850	6,687,291
PharMerica Corp. (a)	8,723	130,147
WellPoint, Inc. (a)	74,300	5,863,756
		23,586,373
Health Care Technology (0.36%)
Cerner Corp. (a)	84,732	5,067,821

Pharmaceuticals (5.07%)
Bristol-Myers Squibb Co.	198,775	5,728,695
Johnson & Johnson	290,250	19,069,425
Pfizer, Inc.	768,200	18,767,126
Teva Pharmaceutical Industries Ltd. (b)	425,500	18,921,985
Wyeth	208,500	9,288,675
		71,775,906
INDUSTRIALS (12.33%)
Aerospace & Defense (5.09%)
The Boeing Co.	48,050	5,044,769
Bombardier, Inc., Class B (a)	922,225	5,479,666
General Dynamics Corp.	72,200	6,098,734
Goodrich Corp.	58,700	4,005,101
Honeywell International, Inc.	145,500	8,652,885
L-3 Communications Holdings, Inc.	25,300	2,584,142
Lockheed Martin Corp.	73,700	7,995,713
Northrop Grumman Corp.	64,675	5,044,650
Precision Castparts Corp.	40,300	5,963,594
Rockwell Collins, Inc.	113,900	8,319,256
United Technologies Corp.	159,900	12,868,752
		72,057,262
Air Freight & Logistics (1.05%)
C.H. Robinson Worldwide, Inc.	149,845	8,135,085
Expeditors International of Washington, Inc.	141,245	6,680,889
		14,815,974

Industrial Conglomerates (3.34%)
3M Co.	179,100	$16,760,178
General Electric Co.	501,000	20,741,400
Tyco International Ltd.	222,000	9,843,480
		47,345,058
Machinery (2.66%)
AGCO Corp. (a)	73,000	3,706,210
Danaher Corp.	59,800	4,946,058
Deere & Co.	84,800	12,586,016
Navistar International Corp. (a)	266,933	16,469,766
		37,708,050
Road & Rail (0.19%)
CSX Corp.	63,625	2,718,696

INFORMATION TECHNOLOGY (21.90%)
Communications Equipment (4.50%)
Alcatel-Lucent (b)	1,159,223	11,800,890
Cisco Systems, Inc. (a)	664,600	22,004,906
Motorola, Inc.	129,125	2,392,686
Nokia Corp. (b)	203,700	7,726,341
QUALCOMM, Inc.	470,500	19,883,330
		63,808,153
Computers & Peripherals (4.34%)
Dell, Inc. (a)	697,425	19,248,930
EMC Corp. (a)	585,900	12,186,720
Hewlett-Packard Co.	253,500	12,621,765
International Business Machines Corp.	101,400	11,944,920
Network Appliance, Inc. (a)	206,615	5,560,010
		61,562,345
Electronic Equipment & Instruments (1.03%)
AU Optronics Corp. (b)	541,519	9,162,496
Celestica, Inc. (a)	294,225	1,797,715
Tyco Electronics Ltd.	103,250	3,658,147
		14,618,358
Internet Software & Services (2.75%)
eBay, Inc. (a)	316,000	12,330,320
Google, Inc., Class A (a)	35,300	20,024,631
VeriSign, Inc. (a)	197,795	6,673,603
		39,028,554
IT Services (1.83%)
Accenture Ltd., Class A	112,400	4,524,100
Affiliated Computer Services, Inc., Class A (a)	131,375	6,600,280
BearingPoint, Inc. (a)	581,130	2,353,577
Computer Sciences Corp. (a)	20,000	1,118,000
The Western Union Co.	540,000	11,323,800
		25,919,757
Semiconductors & Semiconductor Equipment (2.01%)
Analog Devices, Inc.	121,000	4,375,360
Intel Corp.	385,000	9,956,100
International Rectifier Corp. (a)	117,203	3,866,527
Novellus Systems, Inc. (a)	189,000	5,152,140
NVIDIA Corp. (a)	99,450	3,604,068
Qimonda (a)(b)	128,550	1,452,615
		28,406,810

Software (5.44%)
Autodesk, Inc. (a)	241,660	$12,075,750
CA, Inc.	274,050	7,048,566
Microsoft Corp.	632,875	18,644,498
Oracle Corp. (a)	781,225	16,913,521
Salesforce.com, Inc. (a)	331,700	17,022,844
Symantec Corp. (a)	275,000	5,329,500
		77,034,679
MATERIALS (1.73%)
Chemicals (0.96%)
Cytec Industries, Inc.	29,475	2,015,795
Potash Corp. of Saskatchewan, Inc.	43,500	4,597,950
Praxair, Inc.	84,700	7,094,472
		13,708,217
Metals & Mining (0.77%)
Allegheny Technologies, Inc.	98,917	10,875,924

TELECOMMUNICATION SERVICES (2.11%)
Wireless Telecommunication Services (2.11%)
America Movil, S.A. de C.V. (b)	232,300	14,867,200
China Mobile Ltd. (b)	57,100	4,684,484
Mobile TeleSystems (b)	115,300	7,991,443
Sprint Nextel Corp.	126,925	2,411,575
		29,954,702
UTILITIES (1.68%)
Electric Utilities (0.91%)
Reliant Energy, Inc. (a)	504,525	12,915,840

Multi-Utilities (0.77%)
Sempra Energy	101,925	5,923,881
Wisconsin Energy Corp., Series C	110,200	4,962,306
		10,886,187

TOTAL COMMON STOCKS (COST OF $1,221,847,171)		1,367,850,734

EXCHANGE TRADED FUNDS (0.27%)
EXCHANGE TRADED FUNDS (0.27%)
iShares Russell 1000 Value Index Fund (COST OF $3,605,565)	43,800	3,765,486

	PAR
	VALUE	MARKET VALUE
SHORT TERM INVESTMENTS (2.83%)
REPURCHASE AGREEMENT (2.83%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 4.05%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $40,850,133 (repurchase proceeds of $40,061,019) (COST OF $40,043,000)	$40,043,000	$40,043,000

TOTAL INVESTMENTS (99.63%) (COST OF $1,265,495,736)(c)		1,411,659,220

OTHER ASSETS IN EXCESS OF LIABILITIES (0.37%)		5,282,625
NET ASSETS (100.00%)		$1,416,941,845
NET ASSET VALUE PER SHARE (160,681,907 SHARES OUTSTANDING)		$8.82

(a)	Non-income producing security
(b)	American Depository Receipt
(c)	Cost of investments for federal income tax purposes is $1,273,394,092

Gross unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$214,296,869
Gross unrealized depreciation	(76,031,741)
Net unrealized appreciation	$138,265,128

NOTES TO STATEMENTS OF INVESTMENTS (unaudited)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of longterm capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	November 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	November 29, 2007

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